S000024760 [Member] Annual Fund Operating Expenses - Franklin Dynamic Asset Allocation Equity Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	0.66%
Class P Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	0.60%

[1]	Although the fund’s distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the fund’s distribution and service (12b-1) plan, this prospectus will be revised.
[2]	The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, acquired fund fees and expenses, and payments under the fund’s investor servicing contract, the fund’s investment management contract, and the fund’s distribution plans) so that the cumulative expenses will not exceed 0.02% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to September 30, 2027 without approval of the Board of Trustees.